SEGMENT INFORMATION - Revenue and Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and Long-lived Assets by Geography
Revenue	$ 1,833,074	$ 1,865,039	$ 1,915,550
Long-lived assets (excluding goodwill and intangible assets)	439,522	531,293
United States
Revenue and Long-lived Assets by Geography
Revenue	1,742,243	1,755,865	1,753,613
Long-lived assets (excluding goodwill and intangible assets)	437,917	529,009
All other countries
Revenue and Long-lived Assets by Geography
Revenue	90,831	109,174	$ 161,937
Long-lived assets (excluding goodwill and intangible assets)	$ 1,605	$ 2,284